Total

Advisors Capital Funds

Advisors Capital US Dividend Fund
Ticker ACUSX

Advisors Capital Small/Mid Cap Fund

Ticker ACSMX

Advisors Capital Tactical Fixed Income Fund
Ticker ACTIX

Supplement dated September 1, 2023 to the Prospectus dated January 30, 2023

Advisors Capital US Dividend Fund
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital US Dividend Fund Advisors Capital US Dividend Fund Shares
Management Fees	1.62%
Distribution 12b-1 Fees	0.25%	[1]
Total Annual Fund Operating Expenses	1.87%
[1]	12b-1 fees restated to reflect current fees.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund Shares | USD ($)	190	588	1,011	2,190

Advisors Capital Small/Mid Cap Fund
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Small/Mid Cap Fund Advisors Capital Small/Mid Cap Fund Shares
Management Fees	1.62%
Distribution 12b-1 Fees	0.25%	[1]
Total Annual Fund Operating Expenses	1.87%
[1]	12b-1 fees restated to reflect current fees.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares | USD ($)	190	588	1,011	2,190

Advisors Capital Tactical Fixed Income Fund
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Tactical Fixed Income Fund Advisors Capital Tactical Fixed Income Fund Shares
Management Fees	1.62%
Distribution 12b-1 Fees	0.25%	[1]
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	2.06%
[1]	12b-1 fees restated to reflect current fees.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares | USD ($)	209	646	1,108	2,390